CONDENSED CONSOLIDATED STATEMENTS OF STOCKHOLDERS' DEFICIT (EQUITY) (Unaudited) - USD ($)		Convertible Preferred Stocks [Member] Series A Preferred Stock [Member]		Convertible Preferred Stocks [Member] Series C Preferred Stock [Member]	Shares Payable [Member]	Preferred Stock [Member] Series B Preferred Stock [Member]	Common Stock [Member]		Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balances at Dec. 31, 2019				$ 355,830					$ (12,857,402)	$ (4,179,521)	$ (17,036,920)
Shares, Outstanding, Beginning Balance at Dec. 31, 2019		39,902	[1]	35,583		500	30,162	[1]
Conversion of debt to common stock									1,075,266		1,077,715
Conversion of debt to common stock, Shares	[1]						24,495,581
Convertible preferred stock converted to common stock		$ (1,890)					$ 8,119,146		698,111		698,923
Convertible preferred stock converted to common stock, Shares	[1]	(1,890)					8,119,147
Warrant discounts
Imputed interest									14,136		14,136
Derivative settlements									4,976,556		4,976,556
Net loss										(11,458,322)	(11,458,322)
Convertible preferred shares to be issued to settle debt					754,249
Convertible preferred stock issued to settle debt
[custom:ConvertiblePreferredSharesIssuedToSettleDebtShares]		3,560
Related party debt settled to additional paid in capita									31,269		31,269
Stock Issued During Period, Shares, Reverse Stock Splits	[1]						23
Rounding due to reverse stock split
Balances at Dec. 31, 2020		$ 11,162,005	[2]	$ 355,830	754,249		$ 3,264	[2]	(6,062,064)	(15,637,843)	(21,696,643)
Shares, Outstanding, Ending Balance at Dec. 31, 2020		41,572	[1],[2]	35,583		500	32,644,913	[1],[2]
Conversion of debt to common stock			[2]				$ 1,094	[2]	389,080		390,174
Conversion of debt to common stock, Shares	[2]						10,944,128
Convertible preferred stock converted to common stock		$ (3,480,499)	[2]	$ (355,830)			$ 2,080	[2]	4,956,931		4,959,011
Convertible preferred stock converted to common stock, Shares	[2]	(12,963)		(35,583)			20,784,050
[custom:ConvertiblePreferredStockPayableConvertedToPreferredStockShares]	[2]	2,809
Preferred stock issued for services		$ 149,992	[2]					[2]	785,236		785,236
Stock Issued During Period, Shares, Issued for Services		559	[2]			1,000
Warrant discounts			[2]					[2]	164,369		164,369
Imputed interest			[2]					[2]	8,000		8,000
Derivative settlements			[2]					[2]	2,494,842		2,494,842
Net loss			[2]					[2]		(1,320,157)	(1,320,157)
Convertible preferred shares to be issued to settle debt		754,249	[2]		(754,249)			[2]
Common stock issued for services			[2]				$ 23	[2]	87,477		87,500
Stock Issued During Period, Shares, Other	[2]						233,333
Balances at Mar. 31, 2021		$ 8,585,747	[2]				$ 6,461	[2]	2,823,871	(16,958,000)	(14,127,668)
Shares, Outstanding, Ending Balance at Mar. 31, 2021		31,977	[2]			1,500	64,606,424	[2]
Balances at Dec. 31, 2020		$ 11,162,005	[2]	$ 355,830	754,249		$ 3,264	[2]	(6,062,064)	(15,637,843)	(21,696,643)
Shares, Outstanding, Beginning Balance at Dec. 31, 2020		41,572	[1],[2]	35,583		500	32,644,913	[1],[2]
Conversion of debt to common stock									1,435,906		1,446,528
Conversion of debt to common stock, Shares	[1]						106,219,740
Convertible preferred stock converted to common stock		$ (14,192)		$ (355,830)			$ 74,175,550		5,762,695		5,770,181
Convertible preferred stock converted to common stock, Shares		(14,192)	[1]	(35,583)			74,842,217	[1]
Convertible preferred stock payable converted to preferred stock					(754,249)
[custom:ConvertiblePreferredStockPayableConvertedToPreferredStockShares]	[1]	2,809
Convertible preferred shares to be issued pursuant to agreement					5,000,000
Preferred stock issued for services									785,236		785,236
Stock Issued During Period, Shares, Issued for Services		559	[1]			1,000
Cashless warrant exercise									(692)
Warrant discounts									266,333		266,333
Imputed interest									34,179		34,179
Derivative settlements									3,218,753		3,218,753
Net loss										(6,858,992)	(6,858,992)
Common stock issued for services									87,477		87,500
Stock Issued During Period, Shares, Other	[1]						233,333
[custom:CashlessWarrantExerciseShares]	[1]						6,927,827
Rounding due to reverse stock split									458		459
Rounding Due To Reverse Stock Split, In Shares		(2)					9,932	[1]
Balances at Dec. 31, 2021		$ 8,255,301	[2]		5,000,000		$ 22,088	[2]	5,528,281	(22,496,835)	(16,946,466)
Shares, Outstanding, Ending Balance at Dec. 31, 2021		30,746	[1],[2]			1,500	220,877,962	[1],[2]
Conversion of debt to common stock			[2]				$ 27,322	[2]	387,434		414,756
Conversion of debt to common stock, Shares	[2]						273,219,132
Convertible preferred stock converted to common stock		$ (123,779)	[2]				$ 12,637	[2]	247,896		260,533
Convertible preferred stock converted to common stock, Shares	[2]	(461)					126,373,667
Convertible preferred stock payable converted to preferred stock		$ 5,000,007	[2]		(5,000,000)			[2]	(7)		(7)
[custom:ConvertiblePreferredStockPayableConvertedToPreferredStockShares]	[2]	18,622
Convertible preferred shares to be issued to settle accrued wages			[2]		400,065			[2]	(65)		(65)
Convertible preferred shares to be issued pursuant to agreement			[2]		199,764			[2]	236		236
Preferred stock issued for services		$ 24,971	[2]					[2]	29		29
Stock Issued During Period, Shares, Issued for Services	[2]	93
Cashless warrant exercise			[2]				1,063	[2]	(1,063)
Warrant discounts			[2]					[2]	83,372		83,372
Imputed interest			[2]					[2]	10,286		10,286
Derivative settlements			[2]					[2]	418,322		418,322
Net loss			[2]					[2]		(2,229,102)	(2,229,102)
Balances at Mar. 31, 2022		$ 13,156,500	[2]		$ 599,829		$ 63,110	[2]	$ 6,674,721	$ (24,725,937)	$ (17,988,106)
Shares, Outstanding, Ending Balance at Mar. 31, 2022		49,000	[2]			1,500	631,100,311	[2]

[1]	Preferred and common share amounts and per share amounts in the financial statements reflect the one-for-one hundred and fifty reverse stock split that was made effective on June 11, 2021.
[2]	Preferred and common share amounts and per share amounts in the financial statements reflect the one-for-one hundred and fifty reverse stock split that was made effective on June 11, 2021.